Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Profit or loss [Abstract]
Bank term loans	¥ 53,888	$ 8,514	¥ 34,477	¥ 57,212
Corporate bonds			27,581	54,116
Bills discounting	42,179	6,664	13,068	1,651
Bank charges	4,367	690	4,552	3,364
Finance lease	5	1	5	8
Finance costs	¥ 100,439	$ 15,869	¥ 79,683	¥ 116,351